Principal Funds, Inc.

Supplement dated February 14, 2022

to the Statement of Additional Information dated December 31, 2021

(as previously supplemented)

This supplement updates information currently in the Statement of Additional Information. Please retain this supplement for future reference.

LEADERSHIP STRUCTURE AND BOARD

Delete all references to John D. Kenney.

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